United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/07___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__06/30/07___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4787    93126 SH       SOLE                    93126
American Intl Group            COM              026874107      236     3373 SH       SOLE                     3373
BP PLC - Sp ADR                COM              055622104      337     4670 SH       SOLE                     4670
Bank of America                COM              060505104      574    11741 SH       SOLE                    11741
Bankrate Inc                   COM              06646v108     3763    78536 SH       SOLE                    78536
Bard C.R. Inc.                 COM              067383109     4433    53647 SH       SOLE                    53647
Best Buy Company               COM              086516101     5709   122329 SH       SOLE                   122329
Bright Horizons Family Solutio COM              109195107     6222   159910 SH       SOLE                   159910
Cisco Systems Inc              COM              17275R102     5340   191745 SH       SOLE                   191745
Coach Inc                      COM              189754104     2877    60719 SH       SOLE                    60719
Cognizant Tech Solutions-A     COM              192446102     3817    50895 SH       SOLE                    50895
Conoco Phillips                COM              20825C104      214     2720 SH       SOLE                     2720
D.R. Horton Inc.               COM              23331a109     1798    90197 SH       SOLE                    90197
Expeditors                     COM              302130109     4245   102779 SH       SOLE                   102779
Express Scripts                COM              302182100     4832    96613 SH       SOLE                    96613
Exxon Mobil Corp               COM              30231G102      407     4847 SH       SOLE                     4847
FMC Technologies Inc           COM              30249U101     6268    79127 SH       SOLE                    79127
Flir Systems Inc               COM              302445101     4414    95443 SH       SOLE                    95443
Garmin LTD                     COM              g37260109     3609    48786 SH       SOLE                    48786
Genentech Inc                  COM              368710406     1388    18345 SH       SOLE                    18345
General Elec                   COM              369604103      627    16371 SH       SOLE                    16371
Genlyte Group Inc              COM              372302109     5494    69949 SH       SOLE                    69949
Hibbett Sports, Inc.           COM              428567101     3498   127752 SH       SOLE                   127752
ITT Corp                       COM              450911102     5390    78943 SH       SOLE                    78943
Intl Game Technology           COM              459902102     4380   110328 SH       SOLE                   110328
Kirby Corp.                    COM              497266106     6882   179261 SH       SOLE                   179261
Laboratory Corp of America Hld COM              50540R409     3175    40564 SH       SOLE                    40564
Leucadia Natl                  COM              527288104      567    16082 SH       SOLE                    16082
Manulife Financial Corp.       COM              56501R106     4918   131780 SH       SOLE                   131780
Micros Systems Inc.            COM              594901100     3060    56248 SH       SOLE                    56248
Microsoft Corp                 COM              594918104      566    19197 SH       SOLE                    19197
Novo-Nordisk Spons ADR         COM              670100205     4338    39956 SH       SOLE                    39956
O'Reilly Automotive            COM              686091109     4191   114661 SH       SOLE                   114661
Oceaneering Intl Inc           COM              675232102     7119   135230 SH       SOLE                   135230
Oshkosh Truck Corp             COM              688239201     8355   132787 SH       SOLE                   132787
Qualcomm Inc                   COM              747525103     4876   112379 SH       SOLE                   112379
Royal Dutch Pete               COM              780259206      309     3800 SH       SOLE                     3800
Sabine Royalty Trust           COM              785688102      787    18740 SH       SOLE                    18740
Teva Pharm Ind-SP ADR          COM              881624209     3982    96527 SH       SOLE                    96527
Tractor Supply                 COM              892356106     5921   113755 SH       SOLE                   113755
Wesco International Inc        COM              95082p105     5157    85309 SH       SOLE                    85309
Yahoo                          COM              984332106     3449   127124 SH       SOLE                   127124
Zimmer Holdings                COM              98956P102     5635    66383 SH       SOLE                    66383
Zions Bancorporation           COM              989701107     3531    45910 SH       SOLE                    45910